Loans and Allowance for Credit Losses (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	$ 5,531	$ 5,264
Provision for credit losses	2,343	4,356
Loans charged off	3,229	4,496
Less recoveries of loans charged off	(386)	(315)
Net loans charged off	2,843	4,181
Net change for credit losses to be reimbursed by the FDIC	(17)	92
Balance at end of year	5,014	5,531
Allowance balance at end of year related to:
Loans individually evaluated for impairment	80	93
TDRs collectively evaluated for impairment	839	573
Other loans collectively evaluated for impairment	4,016	4,778
Loans acquired with deteriorated credit quality	79	87
Total allowance for credit losses	5,014	5,531
Loan balance at end of year:
Loans individually evaluated for impairment	1,244	1,096
TDRs collectively evaluated for impairment	4,883	2,523
Other loans collectively evaluated for impairment	197,705	187,239
Loans acquired with deteriorated credit quality	6,003	6,203
Total loans	209,835	197,061
Commercial loans [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	1,104	1,208
Provision for credit losses	312	723
Loans charged off	516	918
Less recoveries of loans charged off	(110)	(91)
Net loans charged off	406	827
Net change for credit losses to be reimbursed by the FDIC	0
Balance at end of year	1,010	1,104
Allowance balance at end of year related to:
Loans individually evaluated for impairment	16	38
TDRs collectively evaluated for impairment	40	0
Other loans collectively evaluated for impairment	954	1,066
Loans acquired with deteriorated credit quality	0	0
Total allowance for credit losses	1,010	1,104
Loan balance at end of year:
Loans individually evaluated for impairment	222	295
TDRs collectively evaluated for impairment	277	0
Other loans collectively evaluated for impairment	56,138	48,103
Loans acquired with deteriorated credit quality	11	0
Total loans	56,648	48,398
Commercial real estate loans [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	1,291	1,001
Provision for credit losses	361	1,135
Loans charged off	543	871
Less recoveries of loans charged off	(45)	(26)
Net loans charged off	498	845
Net change for credit losses to be reimbursed by the FDIC	0
Balance at end of year	1,154	1,291
Allowance balance at end of year related to:
Loans individually evaluated for impairment	61	55
TDRs collectively evaluated for impairment	33	0
Other loans collectively evaluated for impairment	1,057	1,235
Loans acquired with deteriorated credit quality	3	1
Total allowance for credit losses	1,154	1,291
Loan balance at end of year:
Loans individually evaluated for impairment	812	801
TDRs collectively evaluated for impairment	331	0
Other loans collectively evaluated for impairment	34,574	33,834
Loans acquired with deteriorated credit quality	134	60
Total loans	35,851	34,695
Residential mortgage loans [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	820	672
Provision for credit losses	596	694
Loans charged off	502	554
Less recoveries of loans charged off	(13)	(8)
Net loans charged off	489	546
Net change for credit losses to be reimbursed by the FDIC	0
Balance at end of year	927	820
Allowance balance at end of year related to:
Loans individually evaluated for impairment	1	0
TDRs collectively evaluated for impairment	490	320
Other loans collectively evaluated for impairment	436	500
Loans acquired with deteriorated credit quality	0	0
Total allowance for credit losses	927	820
Loan balance at end of year:
Loans individually evaluated for impairment	6	0
TDRs collectively evaluated for impairment	3,430	1,957
Other loans collectively evaluated for impairment	33,642	28,775
Loans acquired with deteriorated credit quality	4	0
Total loans	37,082	30,732
Credit card portfolio segment [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	1,395	1,495
Provision for credit losses	431	1,100
Loans charged off	922	1,270
Less recoveries of loans charged off	(88)	(70)
Net loans charged off	834	1,200
Net change for credit losses to be reimbursed by the FDIC	0
Balance at end of year	992	1,395
Allowance balance at end of year related to:
Loans individually evaluated for impairment	0	0
TDRs collectively evaluated for impairment	219	223
Other loans collectively evaluated for impairment	773	1,172
Loans acquired with deteriorated credit quality	0	0
Total allowance for credit losses	992	1,395
Loan balance at end of year:
Loans individually evaluated for impairment	0	0
TDRs collectively evaluated for impairment	584	452
Other loans collectively evaluated for impairment	16,776	16,351
Loans acquired with deteriorated credit quality	0	0
Total loans	17,360	16,803
Other retail portfolio segment [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	807	871
Provision for credit losses	628	681
Loans charged off	733	863
Less recoveries of loans charged off	(129)	(118)
Net loans charged off	604	745
Net change for credit losses to be reimbursed by the FDIC	0
Balance at end of year	831	807
Allowance balance at end of year related to:
Loans individually evaluated for impairment	0	0
TDRs collectively evaluated for impairment	57	30
Other loans collectively evaluated for impairment	774	777
Loans acquired with deteriorated credit quality	0	0
Total allowance for credit losses	831	807
Loan balance at end of year:
Loans individually evaluated for impairment	0	0
TDRs collectively evaluated for impairment	148	114
Other loans collectively evaluated for impairment	47,959	48,277
Loans acquired with deteriorated credit quality	0	0
Total loans	48,107	48,391
Total Loans, Excluding Covered Loans [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	5,417	5,247
Provision for credit losses	2,328	4,333
Loans charged off	3,216	4,476
Less recoveries of loans charged off	(385)	(313)
Net loans charged off	2,831	4,163
Net change for credit losses to be reimbursed by the FDIC	0
Balance at end of year	4,914	5,417
Allowance balance at end of year related to:
Loans individually evaluated for impairment	78	93
TDRs collectively evaluated for impairment	839	573
Other loans collectively evaluated for impairment	3,994	4,750
Loans acquired with deteriorated credit quality	3	1
Total allowance for credit losses	4,914	5,417
Loan balance at end of year:
Loans individually evaluated for impairment	1,040	1,096
TDRs collectively evaluated for impairment	4,770	2,523
Other loans collectively evaluated for impairment	189,089	175,340
Loans acquired with deteriorated credit quality	149	60
Total loans	195,048	179,019
Covered portfolio segment [Member]
Additional detail of the allowance for credit losses and related loan balances, by portfolio type
Balance at beginning of year	114	17
Provision for credit losses	15	23
Loans charged off	13	20
Less recoveries of loans charged off	(1)	(2)
Net loans charged off	12	18
Net change for credit losses to be reimbursed by the FDIC	(17)	92
Balance at end of year	100	114
Allowance balance at end of year related to:
Loans individually evaluated for impairment	2	0
TDRs collectively evaluated for impairment	0	0
Other loans collectively evaluated for impairment	22	28
Loans acquired with deteriorated credit quality	76	86
Total allowance for credit losses	100	114
Loan balance at end of year:
Loans individually evaluated for impairment	204	0
TDRs collectively evaluated for impairment	113	0
Other loans collectively evaluated for impairment	8,616	11,899
Loans acquired with deteriorated credit quality	5,854	6,143
Total loans	$ 14,787	$ 18,042